Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Net Loss	Total
Beginning Balance, Amount at Sep. 28, 2016
Beginning Balance, Shares at Sep. 28, 2016
Founders' shares, Amount	$ 4,600	(4,600)
Founders' shares, Shares	46,000,000
Reverse merger adjustment, Amount	$ 3	(3)
Reverse merger adjustment, Shares	31,771
Sale of Common stock, Amount	$ 400	10,600		11,000
Sale of Common stock, Shares	5,000,000
Net loss			$ (10,030)	(10,030)
Ending Balance, Amount at Oct. 31, 2016	$ 5,003	5,997	(10,030)	970
Ending Balance, Shares at Oct. 31, 2016	50,031,771
Beginning Balance, Amount at Sep. 28, 2016
Beginning Balance, Shares at Sep. 28, 2016
Sale of Common stock, Amount				11,000
Net loss				(124,432)
Ending Balance, Amount at Apr. 30, 2017	$ 5,003	5,997	(124,432)	(113,432)
Ending Balance, Shares at Apr. 30, 2017	50,031,771
Beginning Balance, Amount at Oct. 31, 2016	$ 5,003	5,997	(10,030)	970
Beginning Balance, Shares at Oct. 31, 2016	50,031,771
Sale of Common stock, Amount
Net loss			(114,402)	(114,402)
Ending Balance, Amount at Apr. 30, 2017	$ 5,003	$ 5,997	$ (124,432)	$ (113,432)
Ending Balance, Shares at Apr. 30, 2017	50,031,771